Stock and Stock Option Plans (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Options Outstanding, Related Exercise Price and Remaining Contractual Term

Options outstanding as of January 31, 2013, as well as the related exercise price and remaining contractual term were as follows:

Grant Date	Options Outstanding	Options Exercisable	Exercise Price	Remaining Contractual Term (Months)
6/04	20,000	20,000	$16.60	17
6/04	53,076	53,076	16.65	17
6/05	10,000	10,000	17.54	29
9/05	94,707	94,707	23.05	32
1/06	173,981	173,981	27.87	36
6/06	80,000	80,000	29.29	41
6/07	65,625	65,625	42.26	53
7/07	25,500	25,500	42.76	54
2/08	72,439	72,439	35.71	60
1/09	6,000	6,000	24.01	71
2/09	162,752	162,749	15.78	72
2/09	4,580	4,580	15.78	72
6/09	92,551	92,551	21.99	76
6/09	2,472	2,472	21.99	76
2/10	76,590	51,057	27.79	84
2/10	2,721	2,721	25.44	84
2/11	93,193	31,054	33.10	96
3/11	1,312	437	34.50	98
6/11	2,096	698	28.71	100
7/11	17,893	5,963	29.31	102
2/12	174,649	10,140	24.32	108
4/12	27,135	—	21.77	110
7/12	16,477	—	20.89	113
8/12	9,554	—	20.56	114

	1,285,303	965,750

Schedule of Valuation Assumptions of Stock Options

	Years Ended January 31,
Assumptions:	2013	2012	2011
Weighted-average expected volatility	55.1%	65.0%	65.0%
Expected dividend yield	0%	0%	0%
Risk-free interest rate	1.32%	1.94%	2.43%
Expected term (in years)	6.0	5.4	5.4

Schedule of Stock Option Transactions

Stock option transactions for the fiscal years 2013, 2012 and 2011 were as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Intrinsic Value (in thousands)
Outstanding at February 1, 2010	1,026,227	$24.86
Granted	88,011	27.72
Exercised	(53,380)	16.78		$757
Forfeited	(29,384)	31.01

Outstanding at January 31, 2011	1,031,474	25.34
Granted	123,144	32.49
Exercised	(10,611)	20.77		122
Forfeited	(10,796)	29.57

Outstanding at January 31, 2012	1,133,211	26.12
Granted	280,547	23.32
Exercised	(54,637)	17.44		13
Forfeited	(73,818)	24.50

Outstanding at January 31, 2013	1,285,303	25.97	5.5	1,784

Exercisable at January 31, 2011	693,587	26.23
Exercisable at January 31, 2012	860,756	26.11
Exercisable at January 31, 2013	965,750	25.95	4.5	1,710

Schedule of Non-vested Share Transactions

Non-vested share transactions for the fiscal years 2013, 2012 and 2011 were as follows:

	Number of Shares	Average Grant Date Fair Value	Intrinsic Value (in thousands)
Nonvested stock at February 1, 2010	79,336	$36.23
Granted	58,709	27.42
Vested	(28,436)	32.91
Forfeited	(1,824)	40.54

Nonvested stock at January 31, 2011	107,785	32.24
Granted	193,188	30.67
Vested	(34,876)	35.48
Canceled	(33,251)	35.71
Forfeited	(5,927)	30.43

Nonvested stock at January 31, 2012	226,919	29.94
Granted	110,958	22.29
Vested	(15,720)	26.70
Canceled	(46,491)	27.79

Nonvested stock at January 31, 2013	275,666	27.41	$5,905